Litigation and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified					1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Apr. 30, 2008 Ministry Of Justice Of Belgium EUR (€)	Apr. 30, 2007 Ministry Of Justice Of Belgium EUR (€)	Dec. 31, 2007 Lufthansa AG EUR (€)	Nov. 30, 2012 Health Information Management (HIM) USD ($)	Dec. 31, 2013 Health Information Management (HIM) LegalMatter	Aug. 31, 2013 Health Information Management (HIM) USD ($)	Aug. 31, 2012 Health Information Management (HIM) USD ($)
Loss Contingencies [Line Items]
Claim for damages against termination of contract			€ 28.0	€ 21.4			$ 35.0	$ 35.0
Counterclaim against termination of contract		18.5		1.5
Unreserved tax-related matters, inclusive of interest	133
Number of matters from sale of asset						2
Demanded payment on project delay					$ 32
Project delay					6 months